Commitments and Contingencies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Reserve for unfunded commitments	$ 51,500,000	$ 52,500,000
Minimum
Loss Contingencies [Line Items]
Total letters of credit and unfunded lending commitments	0
Maximum
Loss Contingencies [Line Items]
Total letters of credit and unfunded lending commitments	10,000,000
Guarantee Obligations
Loss Contingencies [Line Items]
Guarantor obligations, monetary amount	115,710,000,000	114,280,000,000
Total letters of credit and unfunded lending commitments	$ 16,775,789,000	$ 15,620,895,000